July 18, 2025

Richard Coyle Partner	Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3724 rcoyle@chapman.com

Via EDGAR Correspondence

United States Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Bitwise 10 Crypto Index Fund

Ladies and Gentlemen:

On behalf of Bitwise 10 Crypto Index Fund (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant’s amendment no. 1 to the registration statement on Form S-3 (the “Registration Statement”). The Registration Statement relates to common shares of beneficial interest of Bitwise 10 Crypto Index Fund, a Delaware statutory trust intending to operate as an exchange-traded fund.

If you have any questions please do not hesitate to contact me at (312) 845-3724.

Very truly yours,

/s/ Richard J. Coyle
Richard J. Coyle